Operating segment data (Tables)	12 Months Ended
Dec. 31, 2022
Operating segment data
Schedule of operating segment data

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2022	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	3,142,454	Ps.	699,779	Ps.	1,414,207	Ps.	168,595	Ps.	1,337,766	Ps.	10,064,910	Ps.	2,917,998	Ps.	1,461,476	Ps.	5,922,640
Tourist
Acapulco		275,301		38,444		76,474		46,760		106,615		1,563,437		314,200		86,876		1,292,170
Mazatlán		472,741		57,766		142,254		20,999		182,543		1,538,740		250,217		148,605		697,290
Zihuatanejo		219,411		25,255		98,199		21,487		85,484		807,473		194,626		127,168		744,069
Regional
Chihuahua		546,445		56,993		108,683		26,643		210,624		1,244,337		416,547		137,204		831,637
Culiacan		754,160		67,591		127,961		24,174		284,812		1,288,354		315,449		198,690		804,427
Durango		178,142		13,485		91,796		10,182		64,228		492,548		198,914		209,505		362,520
San Luis Potosi		246,795		41,350		55,609		26,006		99,870		923,689		598,902		99,163		753,573
Tampico		177,992		20,297		78,079		17,619		69,212		697,865		252,466		82,426		565,004
Torreon		231,357		25,193		55,155		11,334		89,481		531,591		163,161		88,188		351,927
Zacatecas		164,052		13,616		65,542		9,405		62,141		361,218		129,973		83,413		281,018
Border
Ciudad Juarez		568,204		39,277		258,922		18,108		212,342		1,315,268		580,324		272,255		770,990
Reynosa		149,878		10,796		77,372		24,422		55,664		866,773		421,733		98,412		705,859
Hotel
NH T2 Hotel		—		238,845		—		45,647		66,884		491,404		206,241		59,814		—
Hilton Garden Inn		—		94,067		—		11,758		24,652		292,959		39,681		1,793		—
Industrial Park:
VYNMSA		—		81,863		—		30,695		41,608		592,992		350,088		82,554		—
Other		—		3,956,228		—		47,485		5,881,324		22,847,549		13,195,643		54,071		—
Total		7,126,932		5,480,845		2,650,253		561,319		8,875,250		45,921,107		20,546,163		3,291,613		14,083,124

Eliminations		(71,389)		(3,251,043)		(830)		(10,119)		(2,810,764)		(22,851,129)		(6,030,805)		(830)		(142,758)

Consolidated	Ps.	7,055,543	Ps.	2,229,802	Ps.	2,649,423	Ps.	551,200	Ps.	6,064,486	Ps.	23,069,978	Ps.	14,515,358	Ps.	3,290,783	Ps.	13,940,366

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2021	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	2,371,178	Ps.	551,744	Ps.	908,960	Ps.	142,152	Ps.	505,076	Ps.	9,851,832	Ps.	2,328,736	Ps.	1,013,223	Ps.	4,656,916
Tourist
Acapulco		196,631		33,250		44,088		45,693		41,484		1,610,833		475,820		52,188		1,259,100
Mazatlán		317,004		46,368		45,625		19,254		57,049		1,472,456		182,768		54,387		575,299
Zihuatanejo		137,018		22,127		129,957		20,058		26,664		773,651		213,664		130,553		665,716
Regional
Chihuahua		419,027		48,531		63,456		26,384		79,271		1,156,808		311,608		64,277		747,296
Culiacan		573,506		57,560		91,262		22,442		109,180		1,291,889		218,694		93,664		698,863
Durango		155,408		14,536		35,600		10,082		31,170		433,110		178,875		37,840		280,275
San Luis Potosi		192,712		38,345		67,399		24,150		35,288		975,174		592,318		69,963		722,596
Tampico		133,178		20,054		130,162		12,083		21,775		607,634		263,087		133,222		504,349
Torreon		175,268		24,450		28,802		10,811		32,917		455,251		150,071		130,982		307,785
Zacatecas		132,427		14,996		18,318		8,419		21,138		304,253		119,919		38,291		223,770
Border
Ciudad Juarez		403,208		36,148		165,532		15,201		74,111		908,182		322,338		200,447		528,488
Reynosa		119,950		12,133		74,664		20,472		24,219		889,245		490,399		86,752		652,159
Hotel
NH T2 Hotel		—		171,005		—		42,054		35,708		517,121		205,908		105		—
Hilton Garden Inn		—		52,483		—		9,634		5,789		309,245		32,992		0		—
Industrial Park:
VYNMSA		—		68,294		—		28,186		31,222		486,130		262,011		16,127		—
Other		—		4,118,094		—		30,155		4,293,516		23,092,832		10,190,295		10,080		—
Total		5,326,515		5,330,118		1,803,825		487,230		5,425,577		45,135,646		16,539,503		2,132,101		11,822,612

Eliminations		(48,787)		(3,676,739)		(14,922)		—		(1,315,188)		(22,246,505)		(4,888,594)		(14,923)		(141,928)

Consolidated	Ps.	5,277,728	Ps.	1,653,379	Ps.	1,788,903	Ps.	487,230	Ps.	4,110,389	Ps.	22,889,141	Ps.	11,650,909	Ps.	2,117,178	Ps.	11,680,684

					Construction		Depreciation								MDP Expenditures		Investments
	Aeronautical		Non-aeronautical		services		and		Operating		Assets per		Liabilities per		and other Capital		in airport
December 31, 2020	revenues		revenues		revenues		amortization		Income		segment		segment		Expenditures		concessions

Metropolitan
Monterrey	Ps.	1,278,255	Ps.	479,322	Ps.	802,470	Ps.	122,507	Ps.	445,952	Ps.	6,479,365	Ps.	1,367,347	Ps.	852,740	Ps.	3,870,329
Tourist
Acapulco		117,218		27,159		29,409		44,780		21,587		1,414,504		449,606		36,121		1,257,321
Mazatlán		211,184		37,431		24,704		18,699		63,103		1,358,969		162,731		32,655		548,185
Zihuatanejo		98,645		18,360		45,984		19,091		12,961		623,522		130,925		56,389		553,611
Regional
Chihuahua		215,728		46,049		30,679		25,274		50,038		942,529		172,428		46,111		707,619
Culiacan		359,562		51,732		68,142		20,887		92,341		1,176,640		208,282		68,737		628,208
Durango		79,515		11,083		50,203		8,259		10,220		361,233		130,170		51,282		253,402
San Luis Potosi		108,045		28,508		58,189		21,569		34,648		764,159		507,738		58,489		677,976
Tampico		74,330		17,414		67,530		9,920		10,157		459,542		173,952		75,441		385,514
Torreon		94,892		17,425		12,233		10,605		23,661		427,761		145,686		12,428		288,688
Zacatecas		71,292		10,512		7,480		8,024		20,756		278,600		104,243		29,634		212,775
Border
Ciudad Juarez		199,685		37,736		27,949		12,717		60,241		685,696		251,677		32,356		376,574
Reynosa		58,010		11,500		55,366		9,553		9,171		724,866		445,447		59,569		596,461
Hotel
NH T2 Hotel		—		110,299		—		40,301		(8,609)		498,674		201,062		187		—
Hilton Garden Inn		—		32,614		—		11,430		(6,918)		297,470		31,397		3,628		—
Industrial Park:
VYNMSA		—		56,454		—		23,621		24,082		494,223		277,183		107,952		—
Other		—		2,671,873		—		36,688		1,621,773		18,275,746		6,327,815		10,699		—
Total		2,966,361		3,665,471		1,280,338		443,925		2,485,164		35,263,499		11,087,689		1,534,419		10,356,663

Eliminations		(23,803)		(2,494,432)		(26,469)		(8,581)		(763,696)		(17,071,919)		(3,722,356)		(28,634)		(127,007)

Consolidated	Ps.	2,942,558	Ps.	1,171,039	Ps.	1,253,869	Ps.	435,344	Ps.	1,721,468	Ps.	18,191,580	Ps.	7,365,333	Ps.	1,505,785	Ps.	10,229,656